Basis of Presentation - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended											1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013 Minimum [Member]	Jul. 31, 2013 Maximum [Member]	Dec. 17, 2013 Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member] Minimum [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member] Maximum [Member]	Jan. 31, 2014 Inventergy Global Inc [Member]	Dec. 17, 2013 Inventergy Global Inc [Member]	Jan. 31, 2014 Symbio Investment Corporation [Member] Minimum [Member]	Jan. 31, 2014 Symbio Investment Corporation [Member] Maximum [Member]	Jan. 31, 2014 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Dec. 17, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Symbio Investment Corporation [Member] Cortelco Systems Holding Corp [Member]	Apr. 01, 2009 Former Shareholders [Member]	Jan. 31, 2014 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Cortelco Shareholders [Member]	Jan. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Jul. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Jul. 31, 2013 Redeemable Convertible Preferred Stock [Member] Cortelco Systems Holding Corp [Member]
Telecommunications expertise		20 years	20 years						20 years
Transfer of common shares							501,382		501,382
Percentage of ownership investment					20.00%	50.00%			20.00%		20.00%	50.00%		93.00%	4.00%	19.00%	20.00%	4.00%	4.00%
Carrying value of the Company's investment in Symbio Investment Corp		$ 990,000	$ 990,000						$ 990,000
Impairment of investment	394,000	394,000						394,000
Investments		596,000	990,000	990,000				596,000	990,000	990,000
Discount rate of Cortelco																				15.22%	15.22%	15.22%	15.22%	15.22%	15.22%	15.22%
Equity Method Investment Issued and outstanding Percentage							92.70%		92.70%
Equity method investment existing percentage							7.30%		7.30%
Equity method investments maximum initial amount		11,000,000																									300,000
Merger Dividend		1,650,000
Equity Method Investments Initial Principal Amount													5,000,000
Senior Secured Notes Due		May 10, 2018
Temporary Equity, Shares Issued		2,750	0																									2,750
Redeemable Convertible Preferred Stock, $0.005 par value (2,750 and Zero shares authorized, issued and outstanding, respectively)		$ 2,750,000	$ 0																									$ 2,750,000	$ 0	$ 0